Consolidated Statements of Comprehensive Income - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Statement of Comprehensive Income [Abstract]
Net income (loss)		$ 259	$ 1,599	$ 607
Other comprehensive income (loss), net of tax:
Change in net investment hedge			(190)	(214)
Change in fair value cash flow hedges	[1]			2
Change in foreign currency translation adjustment		(124)	131	140
Change in net actuarial gain (loss)		(27)	31	(66)
Change in net unrealized gains (losses) available-for-sale securities		4	(1)	1
Total other comprehensive income (loss)		(147)	(29)	(137)
Total comprehensive income (loss)		122	1,570	470
Less: Comprehensive income (loss) attributable to non-controlling interests		59	73	68
Total comprehensive income (loss) attributable to stockholders		$ 53	$ 1,497	$ 402

[1]	Reclassification adjustments included in Cost of revenue in the Consolidated Statements of Operations.